Financial instruments by category - Financial assets and financial liabilities measured at fair value (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Derivative financial assets	$ 31,820	$ 5,342
Short-term investment	62,637	98,571
Derivative financial liabilities	(169)	(3,057)
Short Term Investments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets pledged as collateral for liabilities or contingent liabilities	59,475	98,571
Level 1
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Derivative financial assets	13,819	134
Short-term investment	62,637	98,571
Derivative financial liabilities	(68)	(2,800)
Level 2
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Derivative financial assets	18,001	5,208
Short-term investment	0	0
Derivative financial liabilities	$ (101)	$ (257)